UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended December 31, 2009


Institutional Investment Manager Filing this Report:


Merrill Lynch International
Merrill Lynch Financial Centre
2 King Edward Street, London EC1A 1HQ

Form 13F File Number:  028-07178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Gurjit Wadhera
Managing Director
+44 (0) 20 7996 4147



______________________________
/s/ Gurjit Wadhera
Merrill Lynch Financial Centre
2 King Edward Street, London EC1A 1HQ
February 05, 2010

Report Type:

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number 028-00158
Name: Bank of America Corporation

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